Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Retained earnings (deficit)	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2020	$ 5,662,190	$ 4,935,304	$ 184,299	$ 60,729	$ 45,753	$ (22,507)	$ 458,612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	185,657				264,859
Net income, non-controlling interests	79,202						(79,202)
Effect of redeemable non-controlling interests not included in equity (note 17)	(4,866)						(4,866)
OCI	(42,550)					(42,799)	249
Dividends declared and distributions to non-controlling interests	(370,140)				(339,531)		(30,609)
Dividends and issuance of shares under dividend reinvestment plan	0	92,495			(92,495)
Contributions received from non-controlling interests, net of cost	1,150,305			6,919		(6,371)	1,149,757
Common shares issued upon conversion of convertible debentures	16	16
Common shares issued upon public offering, net of tax effected cost	988,886	988,886
Common shares issued under employee share purchase plan	5,108	5,108
Share-based compensation	10,036			10,036
Common shares issued pursuant to share-based awards	(9,326)	10,983		(13,437)	(6,872)
Contract adjustment payments (note 7(a))	(222,378)			(62,240)	(160,138)
Non-controlling interest assumed on asset acquisition (note 3(d))	29,141						29,141
Ending Balance at Dec. 31, 2021	7,382,079	6,032,792	184,299	2,007	(288,424)	(71,677)	1,523,082
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(308,155)				(211,989)
Net income, non-controlling interests	96,166						(96,166)
Effect of redeemable non-controlling interests not included in equity (note 17)	(8,859)						(8,859)
OCI	(90,036)					(88,386)	(1,650)
Dividends declared and distributions to non-controlling interests	(458,028)				(396,965)		(61,063)
Dividends and issuance of shares under dividend reinvestment plan	0	97,801			(97,801)
Contributions received from non-controlling interests, net of cost	273,697						273,697
Common shares issued upon conversion of convertible debentures	6	6
Common shares issued upon public offering, net of tax effected cost	38,227	38,227
Common shares issued under employee share purchase plan	5,319	5,319
Share-based compensation	14,849			14,849
Common shares issued pursuant to share-based awards	(7,711)	9,798		(14,743)	(2,766)
Repurchase of non-controlling interest (note 17)	(4,949)			7,300			(12,249)
Ending Balance at Dec. 31, 2022	$ 6,836,439	$ 6,183,943	$ 184,299	$ 9,413	$ (997,945)	$ (160,063)	$ 1,616,792